Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Adasina Social Justice All Cap Global ETF
Shareholder Report [Line Items]
Fund Name	Adasina Social Justice All Cap Global ETF
Class Name	Adasina Social Justice All Cap Global ETF
Trading Symbol	JSTC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Adasina Social Justice All Cap Global ETF (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.adasinaetf.com. You can also request this information by contacting us at (833) 743-0080 or by writing the Fund at Adasina Social Justice All Cap Global ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 743-0080
Additional Information Website	www.adasinaetf.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adasina Social Justice All Cap Global ETF	$45	0.89%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Net Assets	$ 219,397,000
Holdings Count | Holdings	634
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Fund Size (Thousands)	$219,397
Number of Holdings	634
Portfolio Turnover	42%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets) Top 10 Geographic Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2025)

Top Ten Holdings	(% of Total Net Assets)
NVIDIA Corp.	2.2
Visa, Inc.	2.0
Eli Lilly & Co.	2.0
NXP Semiconductors NV	1.7
Mastercard, Inc.	1.7
AT&T, Inc.	1.4
International Business Machines Corp.	1.3
S&P Global, Inc.	1.3
Hydro One Ltd.	1.2
Merck & Co Inc	1.2